Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Finite-lived intangible assets
Gross carrying amount		¥ 159,839
Accumulated amortization	¥ (12,499)	33,944
Impairment amount	(9,721)	(104,220)
Net carrying amount	18,339	21,675
Amortization of intangible assets	2,657	3,619	¥ 4,209
Impairment loss of intangible assets	¥ 5,377	¥ 0	¥ 4,328
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Intangible assets
Intangible assets, gross	¥ 40,559
Intangible assets, net	18,339	¥ 21,675		$ 2,659
Expected amortization expense relating to the existing intangible assets
2023	1,641
2024	1,641
2025	1,627
2026	1,519
2027	1,426
Thereafter	8,760
Net carrying amount	¥ 16,614
Technology
Finite-lived intangible assets
Weighted-average amortization period	8 years 6 months	8 years 6 months
Gross carrying amount		¥ 71,000
Accumulated amortization		11,137
Impairment amount		(59,863)
Customer relationship
Finite-lived intangible assets
Gross carrying amount	¥ 3,540	26,326
Accumulated amortization	1,971	7,059
Impairment amount	¥ (1,569)	(18,030)
Net carrying amount		¥ 1,237
Non-compete agreement
Finite-lived intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months
Gross carrying amount		¥ 28,900
Accumulated amortization		7,006
Impairment amount		¥ (21,894)
Software
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years
Gross carrying amount	¥ 4,836	¥ 5,743
Accumulated amortization	4,144	4,157
Impairment amount	(167)	(833)
Net carrying amount	525	753
Brand
Finite-lived intangible assets
Gross carrying amount	5,033	4,844
Accumulated amortization	1,630	1,086
Impairment amount	(2,100)
Net carrying amount	¥ 1,303	¥ 3,758
Backlog
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years
Gross carrying amount	¥ 800	¥ 800
Accumulated amortization	¥ 800	793
Net carrying amount		¥ 7
License
Finite-lived intangible assets
Weighted-average amortization period	15 years	15 years
Gross carrying amount	¥ 22,340	¥ 22,226
Accumulated amortization	3,954	2,706
Impairment amount	(3,600)	(3,600)
Net carrying amount	¥ 14,786	¥ 15,920
Crypto assets
Finite-lived intangible assets
Weighted-average amortization period	0 years
Impairment amount	¥ (2,285)
Indefinite-lived intangible assets
Gross Carrying Value	4,010
Net carrying amount	¥ 1,725
Minimum | Customer relationship
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years
Minimum | Brand
Finite-lived intangible assets
Weighted-average amortization period	8 years	8 years
Maximum | Customer relationship
Finite-lived intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months
Maximum | Brand
Finite-lived intangible assets
Weighted-average amortization period	10 years	10 years